OTHER REVENUES	12 Months Ended
Dec. 31, 2017
OTHER REVENUES
OTHER REVENUES

24.   OTHER REVENUES

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Gain on disposal of subsidiaries	—	—	87,217	13,405
VAT refund	—	45,313	33,523	5,152
Sales of silver products	2,494	4,973	13,546	2,082
Sales of application services	8,122	28	6,475	995
Government grants and others	35,684	14,728	63,650	9,783
Awards from the Exchanges	38,005	90,528	—	—

Total	84,305	155,570	204,411	31,417

Government grants and others primarily consist of financial subsidies granted by provincial and local governments for operating a business in their jurisdiction. The government grants are non-recurring in nature and there is no assurance that the Group will continue to receive such government grants in the future.

During the years ended December 31, 2015 and 2016, the Group recognized awards of RMB 38.01 million and RMB 90.53 million, respectively, from the Exchanges based on customer trading volume of the Group. Awards from the Exchanges are recognized when there is reasonable assurance that they will be received and amounts can be reasonably estimated. Given the termination of trading in Guangdong and Tianjin Exchange in 2017, there is no award from the exchanges recognized in 2017.

During the year ended December 31, 2016 and 2017, the Group recognized VAT refund of RMB 45.31 million and RMB 33.52 million, respectively, based on the VAT preferenctial policy issued by the State Administration of Tax. VAT refund is recoginized when there is resonable assurance that they will be received and amounts can be reasonably estimated. VAT refund is first recorded to offset the corresponding cost recognized by the Group, any excess refund is recognized in other revenue. The outstanding VAT refund receivable is RMB 43.22 million and RMB 7.69 million as at December 31, 2016 and 2017, respectively.

In 2017, the Group disposed eight subsidiaries, including Sheng Ding, Da Xiang Ping Tai, Tian Jin Da Xiang, Da Xiang Shun Yi, Rong Jin Hui Yin, Jin Xiang Yin Rui, Yin Ru Yi and Yin Tian Xia Products, to thrid parties. The Group realized a disposal gain of RMB 87.22 million in total. As at December 31, 2017, the outstanding receivables related to these disposals is RMB 99.00 million.